Debt - Senior Secured Notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 07, 2023
Senior Secured 2028 Notes
Debt Instrument [Line Items]
Debt instrument, interest rate				10.00%
Senior Secured 2030 Notes
Debt Instrument [Line Items]
Debt instrument, interest rate				10.375%
2028 Notes
Debt Instrument [Line Items]
Principal issued		$ 350.0	$ 1,025.0
Issue price %		102.50%	97.75%
Proceeds from debt		$ 369.6	$ 1,001.9
2030 Notes
Debt Instrument [Line Items]
Principal issued	$ 165.0	$ 175.0	$ 515.0
Issue price %	100.00%	102.50%	97.00%
Proceeds from debt		$ 188.1
Debt proceeds, gross of premium / (net of discount and issuance costs)	$ 166.6		$ 499.5